Document and Entity Information	Sep. 20, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001796022
Document Type	8-K/A
Document Period End Date	Sep. 20, 2021
Entity Registrant Name	StepStone Group Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39510
Entity Tax Identification Number	84-3868757
Entity Address, Address Line One	450 Lexington Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	351-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	STEP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On September 20, 2021, StepStone Group Inc., a Delaware corporation (the “Company”), filed with the Securities and Exchange Commission (“SEC”) a Current Report on Form 8-K (the “Initial 8-K”) to disclose, among other things, the completion of the previously announced acquisition (the “Greenspring Acquisition”) of Greenspring Associates, Inc., a Delaware corporation (“GA Inc.”) and Greenspring Back Office Solutions, Inc., a Delaware corporation (“GBOS Inc.” and together with GA Inc., “Greenspring”) pursuant to the Transaction Agreement, dated July 7, 2021, by and among Greenspring, StepStone Group LP, a Delaware limited partnership, the Company, certain wholly-owned subsidiaries of the Company, sellers party thereto and Shareholder Representative Services, LLC, solely in its capacity as the initial Seller Representative.